Investment Objectives and Goals - Clipper Fund - Clipper Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Clipper Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth and capital preservation.